UNCONSOLIDATED AFFILIATES (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016
Schedule of Equity Method Investments [Line Items]
Equity in net earnings from investments	$ 39,564	$ 32,914
Accounts Payable, Related Parties, Current	13,100		$ 11,100
Income Statement
Operating revenues	154,280	136,572
Operating expenses	66,936	58,699
Net income	81,131	72,037
Equity Method Investment, Dividends or Distributions, Total	46,920	46,553
Unconsolidated Affiliates [Member]
Schedule of Equity Method Investments [Line Items]
Related Party Transaction, Expenses from Transactions with Related Parties	36,700	33,600
Northern Border Pipeline [Member]
Schedule of Equity Method Investments [Line Items]
Equity in net earnings from investments	18,817	18,674
Overland Pass Pipeline Company [Member]
Schedule of Equity Method Investments [Line Items]
Equity in net earnings from investments	13,566	13,304
Other Unconsolidated Affiliate [Member]
Schedule of Equity Method Investments [Line Items]
Equity in net earnings from investments	$ 7,181	$ 936